Related parties transactions - Investments in associated companies (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Investments in associated companies
Beginning balance			$ 77	$ 293
Purchases			0	8
Share of loss from associated companies recognized in Consolidated Income Statement	$ (4)	$ (1)	(6)	(15)
Gains on fair value remeasurements recognized in Consolidated Income Statement			0	142
Recognition of business combinations			0	(348)
Ending balance	$ 71	$ 80	$ 71	$ 80